Investment properties	12 Months Ended
Jun. 30, 2022
Investment properties
Investment properties
15	Investment properties

£’000
At 1 July 2020
Cost	32,193
Accumulated depreciation and impairment	(11,366)
Net book amount	20,827
Year ended 30 June 2021
Opening net book amount	20,827
Depreciation charge	(274)
Closing net book amount	20,553
At 30 June 2021
Cost	32,193
Accumulated depreciation and impairment	(11,640)
Net book amount	20,553
Year ended 30 June 2022
Opening net book amount	20,553
Depreciation charge	(280)
Closing net book amount	20,273
At 30 June 2022
Cost	32,193
Accumulated depreciation and impairment	(11,920)
Net book amount	20,273

(i)	Other amounts recognized in profit or loss for investment properties

	2022	2021
	£’000	£’000
Rental revenue	2,240	2,216
Direct operating expenses from properties, all of which generated rental revenue	294	761

The future minimum rentals receivable under non-cancellable operating leases are disclosed in Note 32.2.

(ii)	Carrying value of investment properties

Investment properties are held for long-term rental yields or for capital appreciation or both, and are not occupied by the Group. Investment properties are initially measured at cost (comprising the purchase price, after deducting discounts and rebates, and any directly attributable costs) and are subsequently carried at cost less accumulated depreciation and any provision for impairment. Investment properties are depreciated using the straight-line method over 50 years. Investment properties were externally valued as of 30 June 2022 in accordance with the Royal Institution of Chartered Surveyors (“RICS”) Valuation — Global Standards 2017 on the basis of Fair Value (as defined in the Standards). The fair value of investment properties as of 30 June 2022 was £38,250,000 (2021: £24,700,000). The fair value of investment properties is determined using inputs that are not based on observable market data, consequently the asset is categorized as Level 3.

(iii)	Contractual commitments

The Group had no material contractual commitments to purchase, construct or develop investment properties or for repairs, maintenance or enhancements (2021: not material).